Income Tax - Disclosure of Reconciliations to the consolidated statements of financial position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reconciliations to the consolidated statements of financial position [Abstract]
Net deferred tax assets in the consolidated statements of financial position	¥ 997	¥ 1,994
Net deferred tax liabilities in the consolidated statements of financial position	¥ (4,486)	¥ (5,483)